Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
June 30, 2024 (Unaudited)

Investments†—73.9%	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments—50.3%
Direct Equity—32.0%
Germany—3.7%
Information Technology—3.7%
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/13/2024	$ 951,727	$ 893,415
Luxembourg—4.1%
Information Technology—4.1%
Stirling Square Capital Partners Eagle Co-Investment SCSp*(2)(3)(4)(5)	Limited Partnership Interest	11/13/2023	1,012,232	1,004,480
United States—24.2%
Consumer Discretionary—4.7%
BPCP NSA Holdings, Inc. Class A Preferred Stock, 8.00%*(1)(2)(4)(5)(6)	Preferred Stock	05/15/2024	858,275	858,275
BPCP NSA Holdings, Inc. Common Stock*(1)(2)(4)(5)	Common Stock	05/15/2024	286,091	286,091
Health Care—7.2%
Resurgens II Co-Invest C, L.P.*(2)(3)(4)(5)	Limited Partnership Interest	11/15/2023	656,895	652,974
NanoVista*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/23/2024	1,145,300	1,111,253
Information Technology—5.3%
Chronos Capital Fund, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/29/2024	1,125,606	1,301,189
Utilities—7.0%
Greenbelt Capital Partners Saber L.P.*(1)(2)(4)(5)	Limited Partnership Interest	10/25/2023	1,250,000	1,701,074
			7,286,126	7,808,751
Secondary Direct Equity—18.3%
Luxembourg—4.1%
Health Care—4.1%
Ourvita Build-Up SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/16/2023	723,297	1,002,150
United States—14.2%
Industrials—9.0%
VSC EV3 (Parallel) LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	12/19/2023	734,376	923,431
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/22/2024	1,095,745	1,263,026
Health Care—5.2%
KL Champion Blocker PI LLC*(1)(2)(4)(5)	Limited Partnership Interest	05/01/2024	1,250,000	1,272,359
			3,803,418	4,460,966

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—23.6%
Prime Liquidity Fund LLC(2)	5.54%(7)	3,750,000	$ 3,750,000	$ 3,750,000
Federated Hermes Prime Private Liquidity Fund(2)	5.39%(7)	1,000,000	1,000,000	1,000,000
Western Asset Institutional Cash Reserves, Ltd. Class 4 Shares(2)	5.32%(7)	1,000,000	1,000,000	1,000,000
Total Short-Term Investments			5,750,000	5,750,000
Total Investments (Cost $16,839,544)				$18,019,717
Other Assets and Liabilities – 26.1%				6,362,616
Net Assets – 100.0%				$24,382,333

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(3)	Investment has been committed to but has not been fully funded by the Fund.
(4)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(5)	Restricted security.
(6)	Perpetual maturity security.
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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
June 30, 2024 (Unaudited)

(7)	Current yield as of period end.

† Direct Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3
Assets
Direct Investments	$ 10,612,263	$ —	$ —	$ 10,612,263
Short-Term Investments	5,750,000	5,750,000	—	—
Total	$ 16,362,263	$ 5,750,000	$ —	$ 10,612,263
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,657,454 are excluded from the fair value summary as of June 30, 2024.
	Direct Investments	Total
Beginning balance	$ 5,512,883	$ 5,512,883
Purchases	4,685,572	4,685,572
Sales	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/(depreciation)	413,808	413,808
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$ 10,612,263	$ 10,612,263
The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2024 was $413,808.
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Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
SCSp	Société en Commandite Cpéciale
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